Changes in Accouting Policies and Prior Year Adjustments (Details 1) £ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Jan. 02, 2019 GBP (£)	Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Total right-of-use assets | $	$ 433
GBP [Member]
Statement Line Items [Line Items]
Properties		£ 433	£ 1,098
Total right-of-use assets		£ 433	£ 1,098